Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning balance	$ 105,958	$ 172,672	$ 172,672	$ 143,906
Issuance of common stock			2,763	86,097
Issuance of common stock upon exercise of stock options			$ 115	3,363
Issuance of common stock upon exercise of stock options, shares			0
Issuance of common stock under Employee Stock Purchase Plan				141
Stock-based compensation expense	506	1,905	$ 7,021	10,308
Unrealized losses on marketable securities	165	(439)	(151)	(7)
Net loss	(29,170)	(22,950)	(76,462)	(71,136)
Ending balance	77,459	151,188	105,958	172,672
Common Stock [Member]
Statement [Line Items]
Beginning balance	$ 61	$ 59	$ 59	$ 49
Beginning balance, shares	60,639,909	58,799,157	58,799,157	48,533,135
Issuance of common stock			$ 2	$ 10
Stock Issued During Period, Shares, New Issues			1,644,200	9,599,998
Vesting of restricted stock, shares	8,912		76,539	218,464
Issuance of common stock upon exercise of stock options, shares			120,013	421,997
Issuance of common stock under Employee Stock Purchase Plan, shares				25,563
Ending balance	$ 61	$ 59	$ 61	$ 59
Ending balance, shares	60,648,821	58,799,157	60,639,909	58,799,157
Additional Paid-in Capital [Member]
Statement [Line Items]
Beginning balance	$ 508,107	$ 498,210	$ 498,210	$ 398,311
Issuance of common stock			2,761	86,087
Issuance of common stock upon exercise of stock options			115	3,363
Issuance of common stock under Employee Stock Purchase Plan				141
Stock-based compensation expense	506	1,905	7,021	10,308
Ending balance	508,613	500,115	508,107	498,210
Accumulated Other Comprehensive Income (Loss) [Member]
Statement [Line Items]
Beginning balance	(181)	(30)	(30)	(23)
Unrealized losses on marketable securities	165	(439)	(151)	(7)
Ending balance	(16)	(469)	(181)	(30)
Accumulated Deficit [Member]
Statement [Line Items]
Beginning balance	(402,029)	(325,567)	(325,567)	(254,431)
Net loss	(29,170)	(22,950)	(76,462)	(71,136)
Ending balance	$ (431,199)	$ (348,517)	$ (402,029)	$ (325,567)